Accounting changes and new accounting guidance	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Accounting changes and new accounting guidance	Accounting changes and new accounting guidance
The following accounting guidance was adopted in 2020.

ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments

In June 2016, the Financial Accounting Standards Board (“FASB”) issued an ASU, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. This ASU introduces a new current expected credit losses model, which applies to financial assets subject to credit losses and measured at amortized cost, including held-to-maturity securities and certain off-balance sheet credit exposures. The guidance also changes current practice for the impairment model for available-for-sale debt securities by requiring the use of an allowance to record estimated credit losses and subsequent recoveries. The standard requires a cumulative effect of initial application to be recognized in retained earnings at the date of initial application.

In conjunction with adopting the new standard, we developed expected credit loss models and approaches that include consideration of multiple forecast scenarios and other methodologies. On Jan. 1, 2020, we adopted this new accounting guidance on a modified retrospective basis and recognized a $45 million after-tax increase in retained earnings, primarily attributable to a reduction to the allowance for credit losses for our commercial lending portfolios. The comparative financial information for prior periods has not been restated. See the Consolidated Balance Sheet and Notes 4 and 5 for the disclosures required by this ASU.
The table below presents the reconciliation of the allowance for credit losses (pre-tax).

Allowance for credit losses
(in millions)
Allowance for credit losses – Dec. 31, 2019	$216
Impact of adopting ASU 2016-13:
Securities	7
Loans (a)	(69)
Other	3
Total impact of adoption of ASU 2016-13	(59)
Reclassification of credit-related reserves on accounts receivable	4
Allowance for credit losses – Jan. 1, 2020	$161
(a)    Includes $48 million related to loans and $21 million for lending-related commitments.

ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting

In March 2020, the FASB issued an ASU, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This ASU provides temporary optional expedients and exceptions for applying U.S. GAAP to financial contracts, hedging relationships and other transactions affected by reference rate reform. Specifically, the ASU provides for the election to account for certain contract amendments related to reference rate reform as modifications rather than extinguishments without the requirement to assess the significance of the amendments. In addition, the ASU allows for certain practical expedients and elections to preserve hedge accounting uninterrupted during the Replacement of Interbank Offered Rates (“IBORs”) transition period. This ASU also permits an entity to make a one-time election to sell and/or transfer held-to-maturity securities that are affected by reference rate reform and were classified as held-to-maturity on or before Jan. 1, 2020.
The Company has elected to prospectively apply certain of the practical expedients related to contract modifications and hedge accounting relationships effective Oct. 1, 2020. The implementation of these elections did not have a material impact on BNY Mellon as they ease the administrative burden of accounting for contracts impacted by reference rate reform.